Description of Business (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Apr. 28, 2017
Date of conversion into a limited partnership	Nov. 30, 2018
General partner, Name	Navios Containers L.P.
Trading Symbol	NMCI
Common units outstanding	34,603,100	29,148,554
Navios Partners
Subsidiary Of Limited Liability Company Or Limited Partnership
Common units outstanding	11,592,276
Ownership percentage	33.50%
Navios Holdings
Subsidiary Of Limited Liability Company Or Limited Partnership
Common units outstanding	1,263,276
Ownership percentage	3.70%